LONG-TERM DEBT - Summary of Interest on Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt [Line Items]
Interest on long-term debt	$ 114,429	$ 104,170	$ 78,012
Interest capitalized	(7,900)	(3,157)	(11,823)
Interest on long-term debt, net of capitalized interest	106,529	101,013	66,189
City of Dreams Project Facility [Member]
Long-Term Debt [Line Items]
Interest on long-term debt		13,269	39,157
2011 Credit Facilities [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	21,849	13,731
2010 Senior Notes [Member] | Interest expense debt excluding amortization [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	61,500	61,500	38,438
2010 Senior Notes [Member] | Amortization of debt discount [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	801	723	417
RMB Bonds [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	13,666	8,647
Deposit-Linked Loan [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	10,064	6,300
Studio City Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	5,844
Aircraft Term Loan [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	$ 705